Financial Information of Parent Company Statements of Changes in Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended																					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 MDCL	Jul. 31, 2013 Shanghai Kangshi	Dec. 31, 2013 Parent Company	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2013 Ordinary Shares	Dec. 31, 2012 Ordinary Shares	Dec. 31, 2011 Ordinary Shares	Dec. 31, 2011 Ordinary Shares MDCL	Dec. 31, 2013 Ordinary Shares iSoftStone HK	Dec. 31, 2013 Ordinary Shares Shanghai Kangshi	Dec. 31, 2013 Ordinary Shares Parent Company	Dec. 31, 2012 Ordinary Shares Parent Company	Dec. 31, 2011 Ordinary Shares Parent Company	Dec. 31, 2011 Ordinary Shares Parent Company MDCL	Dec. 31, 2013 Ordinary Shares Parent Company iSoftStone HK	Dec. 31, 2013 Ordinary Shares Parent Company Shanghai Kangshi	Dec. 31, 2011 Treasury shares Jiefeng	Dec. 31, 2011 Treasury shares Kebao	Dec. 31, 2013 Treasury shares iSoftStone HK	Dec. 31, 2013 Treasury shares Parent Company	Dec. 31, 2012 Treasury shares Parent Company	Dec. 31, 2010 Treasury shares Parent Company	Dec. 31, 2011 Treasury shares Parent Company Jiefeng	Dec. 31, 2011 Treasury shares Parent Company Kebao	Dec. 31, 2013 Treasury shares Parent Company iSoftStone HK	Dec. 31, 2011 Shares to be issued Jiefeng	Dec. 31, 2011 Shares to be issued Kebao	Dec. 31, 2011 Shares to be issued MDCL	Dec. 31, 2013 Shares to be issued Shanghai Kangshi	Dec. 31, 2013 Shares to be issued Parent Company	Dec. 31, 2012 Shares to be issued Parent Company	Dec. 31, 2011 Shares to be issued Parent Company	Dec. 31, 2011 Shares to be issued Parent Company Jiefeng	Dec. 31, 2011 Shares to be issued Parent Company Kebao	Dec. 31, 2011 Shares to be issued Parent Company MDCL	Dec. 31, 2013 Shares to be issued Parent Company Shanghai Kangshi	Dec. 31, 2013 Additional paid-in capital	Dec. 31, 2012 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital Jiefeng	Dec. 31, 2011 Additional paid-in capital Kebao	Dec. 31, 2011 Additional paid-in capital MDCL	Dec. 31, 2013 Additional paid-in capital iSoftStone HK	Dec. 31, 2013 Additional paid-in capital Shanghai Kangshi	Dec. 31, 2013 Additional paid-in capital Parent Company	Dec. 31, 2012 Additional paid-in capital Parent Company	Dec. 31, 2011 Additional paid-in capital Parent Company	Dec. 31, 2011 Additional paid-in capital Parent Company Jiefeng	Dec. 31, 2011 Additional paid-in capital Parent Company Kebao	Dec. 31, 2011 Additional paid-in capital Parent Company MDCL	Dec. 31, 2013 Additional paid-in capital Parent Company iSoftStone HK	Dec. 31, 2013 Additional paid-in capital Parent Company Shanghai Kangshi	Dec. 31, 2013 Retained earnings (Accumulated deficit) Parent Company	Dec. 31, 2012 Retained earnings (Accumulated deficit) Parent Company	Dec. 31, 2011 Retained earnings (Accumulated deficit) Parent Company	Dec. 31, 2013 Accumulated other comprehensive income	Dec. 31, 2012 Accumulated other comprehensive income	Dec. 31, 2011 Accumulated other comprehensive income	Dec. 31, 2013 Accumulated other comprehensive income Parent Company	Dec. 31, 2012 Accumulated other comprehensive income Parent Company	Dec. 31, 2011 Accumulated other comprehensive income Parent Company	Dec. 31, 2013 Total iSoftStone Holdings Limited shareholders' equity	Dec. 31, 2012 Total iSoftStone Holdings Limited shareholders' equity	Dec. 31, 2011 Total iSoftStone Holdings Limited shareholders' equity	Dec. 31, 2013 Total iSoftStone Holdings Limited shareholders' equity Parent Company	Dec. 31, 2012 Total iSoftStone Holdings Limited shareholders' equity Parent Company	Dec. 31, 2011 Total iSoftStone Holdings Limited shareholders' equity Parent Company	Dec. 31, 2011 Total iSoftStone Holdings Limited shareholders' equity Parent Company MDCL
Beginning Balance (in shares)									569,206,989	557,682,406	523,953,829				569,206,989	557,682,406	523,953,829
Beginning Balance	$ 330,073														$ 57	$ 56	$ 52							$ (773)	$ (773)	$ (1,243)								$ 1,262	$ 1,262	$ 1,571													$ 294,909	$ 228,134	$ 241,213						$ 16,871	$ (5,238)	$ (24,083)				$ 17,747	$ 15,719	$ 6,914				$ 330,073	$ 293,160	$ 224,424
Issuance of ordinary shares in connection with share-based compensation arrangement											665,999						665,999
Share-based compensation	12,832	11,120	9,322																																						12,832	11,120	9,322						12,831	11,120	9,322																		12,831	11,120	9,322
Issuance of ordinary shares in connection with exercise of options and vesting of share units (in shares)									15,514,857	11,686,061	12,178,146				15,514,857	11,686,061	12,178,146
Issuance of ordinary shares in connection with exercise of options and vesting of share units	597	1,656	4,248						1	1	1				1	1	1																								596	1,655	4,247						597	1,655	4,247																		598	1,656	4,248
Issuance of ordinary shares in connection with business acquisition																						270						270			(80)							(80)							(190)								(190)
Repurchase of ordinary shares (in shares)									(83,282)	(161,478)					(83,282)	(161,478)
Conversion of convertible notes to ordinary shares (in shares)											20,406,720						20,406,720
Conversion of convertible notes to ordinary shares			27,237								2						2																										27,235								27,235																				27,237
Repurchase of ordinary shares
Cancellation of ordinary shares purchased and held by iSoftstone HK (in shares)													(1,933,455)						(1,933,455)
Issuance of ordinary shares to a consultant (in shares)																	324,849
Issuance of ordinary shares to a consultant																	1																			(154)															364																				211
Cancellation of ordinary shares purchased and held by iSoftstone HK																							773						773																		(773)								(773)
Issuance of ordinary shares in connection with business acquisition (in shares)					873,194							152,863		873,194				152,863		873,194
Issuance of ordinary shares in connection with business acquisition				68																	200						200			(55)		(20)	(1,135)				(55)		(20)	(1,135)				(145)		88		1,135				(145)		88		1,135																68
Comprehensive income:
Net income (loss)	(3,657)	22,109	18,845			(3,657)	22,109	18,845																																																	(3,657)	22,109	18,845										(3,657)	22,109	18,845
Foreign currency translation adjustment	6,699	2,050	8,865			6,508	2,028	8,805																																																				6,508	2,028	8,805	6,508	2,028	8,805	191	22	60	6,508	2,028	8,805
Ending Balance (in shares)									583,578,303	569,206,989	557,682,406				583,578,303	569,206,989	557,682,406
Ending Balance	$ 346,353	$ 330,073													$ 58	$ 57	$ 56								$ (773)	$ (1,243)								$ 127	$ 1,262	$ 1,262													$ 308,699	$ 294,909	$ 228,134						$ 13,214	$ 16,871	$ (5,238)				$ 24,255	$ 17,747	$ 15,719				$ 346,353	$ 330,073	$ 293,160